Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax assets, net	€ 341,673	€ 300,329	[1]	€ 174,923	[1]
Net tax deferred Liabilities	(1,011,704)	(988,629)	[1]	(1,034,823)	[1]
Assets
Deferred tax assets and liabilities
Deferred assets, net	353,377	313,945		186,345
Net deferred Liabilities	256,252	226,469		115,918
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	31,444	29,663		20,511
Net deferred Liabilities	123,880	105,656		70,206
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	76,368	73,661		67,557
Net deferred Liabilities	1,904	1,848		652
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	49,664	27,804		58,159
Net deferred Liabilities	3,101	10,459		2,993
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Deferred assets, net	26,681	76,603		33,921
Net deferred Liabilities	18,259	68,104		14,578
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	90,872	44,735		6,197
Net deferred Liabilities	109,108	40,402		27,489
Assets | Property, plant and equipment
Deferred tax assets and liabilities
Deferred assets, net	78,348	61,479
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(11,704)	(13,616)		(11,422)
Net deferred Liabilities	(1,267,956)	(1,215,098)		(1,150,741)
Liabilities | Other
Deferred tax assets and liabilities
Deferred assets, net		(6,734)		(6,994)
Net deferred Liabilities	(6,300)	(53,503)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(2,027)	(2,727)		(3,063)
Net deferred Liabilities	(451,387)	(376,520)		(337,948)
Liabilities | Property, plant and equipment
Deferred tax assets and liabilities
Deferred assets, net	(9,677)	(4,155)		(16)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net				(1,349)
Net deferred Liabilities	(678,833)	(658,099)		(669,316)
Liabilities | Fixed assets
Deferred tax assets and liabilities
Net deferred Liabilities	(74,625)	(85,082)		(92,811)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (56,811)	€ (41,894)		€ (50,666)

[1]	Restated figures (Note 2.d)